Convertible Notes - Additional Information (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 15, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 09, 2021	Dec. 06, 2021
Statement One [Line Items]
Principal amount of Convertible senior notes							$ 225,000,000
Net proceeds realized used for repayment of senior credit facility							$ 205,000,000
Principal amount of Convertible senior notes						$ 33,750,000
Increase in Convertible Notes and Offering						$ 258,750,000
Initial coversion rate of convertible notes in shares			$ 21.2307	$ 21.2307
Initial conversion rate of convertible notes			$ 1,000	$ 1,000
Initial conversion price at a premium percentage of last reported sale price of shares			$ 47.1	$ 47.1
Percentage of changes in Share price by Valuation of the embedded derivative				10.00%
Percentage of trading price of conversion value of such notes				98.00%
Percentage of minimum trading price of the common shares preceding the date of announcement of such distribution				10.00%
Number of consecutive trading days for determining share price		20 days		20 days
Number of trading days for determining share price.		30 days		30 days
Percentage of trading price of conversion price on each applicable trading day		130.00%		130.00%
Percentage of principal plus accrued and unpaid interest equal to Redemption price		100.00%
Gains on change in fair value of derivatives				$ 47,655,000
Financial liabilities at fair value through profit or loss, category
Statement One [Line Items]
Risk free interest rate(%)			1.37%	1.37%	4.13%
Host Component Of The Debt | Financial liabilities at amortised cost, category
Statement One [Line Items]
Interest paid			$ 2,755,000
Borrowings interest rate			1.75%	1.75%
Debt Instrument Start Date Of Interest Payment	Jul. 15, 2022
Debt Instrument Terms Of Interest Payment	1.75% per annum payable on January 15 and July 15 of each year
Host Component Of The Debt | Financial liabilities at amortised cost, category | Finance Costs
Statement One [Line Items]
Interest expense on bonds				$ 20,496,000
Convertible Note Derivative
Statement One [Line Items]
Share price			$ 29.12	$ 29.12	$ 18.95
Bottom of range [member]
Statement One [Line Items]
Percentage of changes in Share price by Valuation of the embedded derivative				16.50%
Top of range [member]
Statement One [Line Items]
Percentage of changes in Share price by Valuation of the embedded derivative				16.90%
Historical volatility for shares, measurement input [member]
Statement One [Line Items]
Percentage of volatility			64.75%	64.75%
Interest rate, measurement input [member]
Statement One [Line Items]
Risk free interest rate(%)			4.13%	4.13%
Expected Dividend [Member]
Statement One [Line Items]
Expected dividend(%)			0.00%	0.00%
Credit spread, measurement input [member]
Statement One [Line Items]
Credit Spread Rate			9.15%	9.15%
Fixed interest rate [member]
Statement One [Line Items]
Interest rate of convertible Senior notes							1.75%